FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
Disclosure of detailed information about financial instruments

	Fair value	Fair value
	through	through	Amortized		Fair value
	OCI	P&L	cost	Total	hierarchy
Financial Assets
Cash and cash equivalents	$—	$—	$36,970	$36,970	n/a
Marketable securities	1	—	—	1	Level 1
Trade receivables	—	—	4,605	4,605	Level 2
Derivative assets	—	3,454	—	3,454	Level 2
Restricted cash	—	—	1,042	1,042	n/a

Financial Liabilities
Trade payables and accrued liabilities	$—	$—	$45,083	$45,083	n/a
Borrowings	—	—	42,693	42,693	Level 2